OMB APPROVAL
OMB Number: 3235-0578
Expires: April 30, 2013
Estimated average burden
hours per response....5.6

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3615

Madison Mosaic Equity Trust
(Exact name of registrant as specified in charter)

550 Science Drive, Madison, WI  53711
(Address of principal executive offices)(Zip code)

W. Richard Mason
Madison/Mosaic Legal and Compliance Department
8777 N. Gainey Center Drive, Suite 220
Scottsdale, AZ  85258
(Name and address of agent for service)

Registrant's telephone number, including area code:  608-274-0300

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC  20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. s 3507.

Item 1.  Schedule of Investments

Investors Fund – September 30, 2012
COMMON STOCK - 95.1%	Shares	Value (Note 1)
Consumer Discretionary - 13.1%
CarMax Inc.*	35,220	$ 996,726
Lowe's Cos. Inc.	25,230	762,955
NIKE Inc. , Class B	9,079	861,688
Target Corp.	18,300	1,161,501
Walt Disney Co./The	19,029	994,836
		4,777,706
Consumer Staples - 13.4%
Coca-Cola Co./The	18,132	687,747
Diageo PLC, ADR	7,104	800,834
Mondelez International Inc.*	28,056	1,160,115
Nestle S.A., ADR	13,330	842,589
PepsiCo Inc.	19,470	1,377,892
		4,869,177
Energy - 6.2%
Apache Corp.	9,163	792,325
Occidental Petroleum Corp.	5,265	453,106
Schlumberger Ltd.	13,779	996,635
		2,242,066
Financials - 18.9%
Berkshire Hathaway Inc., Class B*	14,351	1,265,758
Brookfield Asset Management Inc.	22,935	791,487
Franklin Resources Inc.	5,820	727,907
M&T Bank Corp.	9,458	900,023
Markel Corp.*	2,857	1,309,906
Northern Trust Corp.	18,282	848,559
US Bancorp	30,299	1,039,256
		6,882,896
Health Care - 10.3%
Becton Dickinson & Co.	16,532	1,298,754
Johnson & Johnson	25,238	1,739,151
Laboratory Corp. of America Holdings*	7,775	718,954
		3,756,859
Industrials - 14.8%
3M Co.	14,649	1,353,861
CH Robinson Worldwide Inc.	19,925	1,166,609
Copart Inc.*	36,630	1,015,750
Jacobs Engineering Group Inc.*	18,205	736,028
Norfolk Southern Corp.	7,191	457,563
United Parcel Service Inc., Class B	9,361	669,967
		5,399,778
Information Technology - 18.4%
Accenture PLC, Class A	17,910	1,254,237
Google Inc., Class A*	2,031	1,532,389
Microsoft Corp.	36,533	1,087,953
Oracle Corp.	34,915	1,099,473
QUALCOMM Inc.	16,224	1,013,838
Visa Inc., Class A	5,331	715,847
		6,703,737
Total Common Stock
(Cost $28,754,200)		34,632,219

Repurchase Agreement - 6.3%
With U.S. Bank National Association issued 9/28/12 at 0.01%, due
10/1/12, collateralized by $644,614 in Fannie Mae Pool #254725 due 5/1/33 and $1,693,139 Ginnie Mae Series GNR 2004-19
due 3/20/34. Proceeds at maturity are $2,291,928 (Cost $2,291,926)		2,291,926

TOTAL INVESTMENTS - 101.4% (Cost $31,046,126)		36,924,145
NET OTHER ASSETS AND LIABILITIES - (1.4%)		(492,843)
TOTAL ASSETS - 100%		$ 36,431,302
*Non-income producing
ADR-American Depository Receipt
PLC-Public Limited Company

Mid-Cap Fund – September 30, 2012
COMMON STOCK - 93.4%	Shares	Value (Note 1)
Consumer Discretionary - 22.4%
Advance Auto Parts Inc.	65,865	$ 4,507,801
Bed Bath & Beyond Inc.*	78,684	4,957,092
CarMax Inc.*	170,576	4,827,301
Discovery Communications Inc., Class C*	88,136	4,939,141
Liberty Global Inc., Class C*	83,474	4,709,603
Omnicom Group Inc.	110,431	5,693,822
Tiffany & Co.	61,718	3,819,110
TJX Cos. Inc.	137,008	6,136,588
		39,590,458
Consumer Staples - 3.8%
Brown-Forman Corp., Class B	44,635	2,912,434
McCormick & Co. Inc.	60,182	3,733,691
		6,646,125
Energy - 7.4%
Ensco PLC, ADR	62,299	3,399,034
EOG Resources Inc.	28,925	3,241,046
Noble Corp.	82,010	2,934,318
World Fuel Services Corp.	95,600	3,404,316
		12,978,714
Financials - 23.9%
Arch Capital Group Ltd.*	110,025	4,585,842
Brookfield Asset Management Inc.	201,197	6,943,308
Brown & Brown Inc.	141,181	3,680,589
Glacier Bancorp Inc.	184,786	2,878,966
Leucadia National Corp.	189,923	4,320,748
M&T Bank Corp.	48,225	4,589,091
Markel Corp.*	19,654	9,011,162
WR Berkley Corp.	166,893	6,256,819
		42,266,525
Health Care - 8.8%
DENTSPLY International Inc.	109,244	4,166,566
Laboratory Corp. of America Holdings*	68,050	6,292,584
Techne Corp.	70,478	5,070,187
		15,529,337
Industrials - 16.4%
CH Robinson Worldwide Inc.	103,440	6,056,412
Copart Inc.*	242,147	6,714,736
IDEX Corp.	87,371	3,649,487
Jacobs Engineering Group Inc.*	91,457	3,697,607
Ritchie Bros Auctioneers Inc.	205,212	3,946,227
Wabtec Corp.	60,760	4,878,420
		28,942,889
Information Technology - 6.5%
Amphenol Corp., Class A	53,590	3,155,380
MICROS Systems Inc.*	83,285	4,090,959
Western Union Co./The	231,405	4,216,199
		11,462,538
Materials - 4.2%
Ecolab Inc.	63,170	4,094,048
Valspar Corp.	58,895	3,304,009
		7,398,057
Total Common Stock
(Cost $125,786,631)		164,814,643

Repurchase Agreement - 6.8%
With U.S. Bank National Association issued 9/28/12 at 0.01%, due
10/1/12, collateralized by $3,398,010 in Fannie Mae Pool #254725 due 5/1/33 and $8,925,191 Ginnie Mae Series GNR 2004-19
due 3/20/34. Proceeds at maturity are $12,081,641 (Cost $12,081,631)		12,081,631

TOTAL INVESTMENTS - 100.2% (Cost $137,868,262)		176,896,274
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(338,739)
TOTAL ASSETS - 100%		$176,557,535
*Non-income producing
ADR-American Depository Receipt
PLC-Public Limited Company

Disciplined Equity Fund – September 30, 2012
COMMON STOCK - 97.2%	Shares	Value (Note 1)
Consumer Discretionary - 11.4%
CarMax Inc.*	48,865	$ 1,382,880
Discovery Communications Inc., Class C*	49,850	2,793,594
Lowe's Cos. Inc.	59,135	1,788,243
NIKE Inc. , Class B	15,840	1,503,374
Omnicom Group Inc.	56,222	2,898,806
Target Corp.	50,000	3,173,500
TJX Cos. Inc.	37,770	1,691,718
Walt Disney Co./The	46,430	2,427,360
		17,659,475
Consumer Staples - 11.4%
Coca-Cola Co./The	50,460	1,913,948
Costco Wholesale Corp.	19,705	1,972,963
Diageo PLC, ADR	24,345	2,744,412
Mondelez International Inc.*	92,500	3,824,875
Nestle S.A., ADR	47,065	2,974,979
PepsiCo Inc.	59,295	4,196,307
		17,627,484
Energy - 10.3%
Apache Corp.	34,729	3,003,016
Chevron Corp.	26,809	3,124,857
ConocoPhillips	42,465	2,428,149
Occidental Petroleum Corp.	44,000	3,786,640
Schlumberger Ltd.	50,376	3,643,696
		15,986,358
Financials - 13.8%
Berkshire Hathaway Inc., Class B*	46,274	4,081,367
Brookfield Asset Management Inc.	65,550	2,262,130
Franklin Resources Inc.	22,601	2,826,707
M&T Bank Corp.	29,795	2,835,292
Markel Corp.*	7,846	3,597,313
Northern Trust Corp.	65,965	3,061,765
US Bancorp	79,510	2,727,193
		21,391,768
Health Care - 11.0%
Becton Dickinson & Co.	44,300	3,480,208
Johnson & Johnson	71,855	4,951,528
Laboratory Corp. of America Holdings*	30,176	2,790,375
Novartis AG, ADR	31,030	1,900,898
Stryker Corp.	35,416	1,971,254
UnitedHealth Group Inc.	35,710	1,978,691
		17,072,954
Industrials - 10.6%
3M Co.	43,798	4,047,811
CH Robinson Worldwide Inc.	31,950	1,870,673
Copart Inc.*	68,160	1,890,077
Emerson Electric Co.	40,625	1,960,969
Jacobs Engineering Group Inc.*	47,500	1,920,425
Norfolk Southern Corp.	35,045	2,229,913
United Parcel Service Inc., Class B	35,665	2,552,544
		16,472,412
Information Technology - 20.3%
Accenture PLC, Class A	58,000	4,061,740
Apple Inc.	5,691	3,797,377
Automatic Data Processing Inc.	26,225	1,538,358
Google Inc., Class A*	8,410	6,345,345
Microsoft Corp.	186,625	5,557,692
Oracle Corp.	49,570	1,560,959
QUALCOMM Inc.	74,175	4,635,196
Visa Inc., Class A	17,670	2,372,728
Western Union Co./The	92,425	1,683,984
		31,553,379
Materials - 3.5%
Ecolab Inc.	22,000	1,425,820
International Flavors & Fragrances Inc.	37,500	2,234,250
Praxair Inc.	16,680	1,732,718
		5,392,788
Telecommunication Services - 2.3%
AT&T Inc.	94,170	3,550,209

Utilities - 2.6%
NextEra Energy Inc.	58,245	4,096,371

Total Common Stock
(Cost $129,376,581)		150,803,198

Repurchase Agreement - 3.8%
With U.S. Bank National Association issued 9/28/12 at 0.01%, due
10/1/12, collateralized by $1,633,195 in Fannie Mae Pool 254725 due 5/1/33 and $4,289,740 Ginnie Mae Series GNR 2004-19
due 3/20/34. Proceeds at maturity are $5,806,834 (Cost $5,806,829)		5,806,829

TOTAL INVESTMENTS - 101.0% (Cost $135,183,410)		156,610,027
NET OTHER ASSETS AND LIABILITIES - (1.0%)		(1,487,952)
TOTAL ASSETS - 100%		$ 155,122,075
*Non-income producing
ADR-American Depository Receipt
PLC-Public Limited Company

Dividend Income Fund – September 30, 2012
COMMON STOCK - 94.0%	Shares	Value (Note 1)
Consumer Discretionary - 8.3%
McDonald's Corp.	1,950	$ 178,913
Omnicom Group Inc.	4,000	206,240
Target Corp.	4,045	256,736
Time Warner Inc.	6,800	308,244
Viacom Inc., Class B*	3,200	171,488
		1,121,621
Consumer Staples - 13.4%
Coca-Cola Co./The	5,300	201,029
Diageo PLC, ADR	1,869	210,692
Nestle S.A., ADR	3,300	208,593
PepsiCo Inc.	6,000	424,620
Philip Morris International Inc.	1,750	157,395
Procter & Gamble Co./The	4,200	291,312
Sysco Corp.	4,700	146,969
Wal-Mart Stores Inc.	2,300	169,740
		1,810,350
Energy - 11.3%
Chevron Corp.	5,400	629,424
ConocoPhillips	8,500	486,030
Ensco PLC, ADR	3,600	196,416
Occidental Petroleum Corp.	2,500	215,150
		1,527,020
Financials - 17.1%
Axis Capital Holdings Ltd.	6,300	219,996
Bank of New York Mellon Corp./The	6,207	140,402
BlackRock Inc.	1,560	278,148
M&T Bank Corp.	2,000	190,320
Northern Trust Corp.	3,347	155,351
PartnerRe Ltd.	3,100	230,268
Travelers Cos. Inc./The	7,300	498,298
US Bancorp	7,900	270,970
Wells Fargo & Co.	9,500	328,035
		2,311,788
Health Care - 17.7%
Becton Dickinson & Co.	1,800	141,408
Johnson & Johnson	7,500	516,825
Medtronic Inc.	7,400	319,088
Merck & Co. Inc.	12,100	545,710
Novartis AG, ADR	3,635	222,680
Pfizer Inc.	25,600	636,160
		2,381,871
Industrials - 12.0%
3M Co.	3,794	350,642
Boeing Co./The	3,500	243,670
Emerson Electric Co.	2,800	135,156
Lockheed Martin Corp.	1,500	140,070
Norfolk Southern Corp.	2,900	184,527
United Parcel Service Inc., Class B	3,700	264,809
United Technologies Corp.	2,100	164,409
Waste Management Inc.	4,300	137,944
		1,621,227
Information Technology - 10.2%
Accenture PLC, Class A	2,500	175,075
Intel Corp.	14,600	331,128
Linear Technology Corp.	5,200	165,620
Microsoft Corp.	16,900	503,282
Paychex Inc.	5,900	196,411
		1,371,516
Materials - 1.5%
Air Products & Chemicals Inc.	2,400	198,480

Telecommunication Services - 2.5%
AT&T Inc.	9,100	343,070

Total Common Stock
(Cost $11,270,947)		12,686,943

Repurchase Agreement - 6.2%
With U.S. Bank National Association issued 9/28/12 at 0.01%, due 10/1/12, collateralized by $235,232 in Fannie Mae Pool #254725 due 5/1/33 and $617,860 Ginnie Mae Series GNR 2004-19due 3/20/34. Proceeds at maturity are $836,369 (Cost $836,369)		836,369

TOTAL INVESTMENTS - 100.2% (Cost $12,107,316)		13,523,312
NET OTHER ASSETS AND LIABILITIES - (0.2%)		(25,321)
TOTAL ASSETS - 100%		$ 13,497,990
*Non-income producing
ADR-American Depository Receipt
PLC-Public Limited Company

NorthRoad International Fund – September 30, 2012
COMMON STOCK - 93.8%	Shares	Value (Note 1)
Consumer Discretionary - 6.6%
Compass Group PLC, ADR	51,170	$ 565,428
Reed Elsevier PLC, ADR	16,460	628,937
WPP PLC, ADR	10,285	700,717
		1,895,082
Consumer Staples - 18.9%
Carrefour S.A., ADR	75,931	312,076
Diageo PLC, ADR	7,656	863,061
Imperial Tobacco Group PLC, ADR	8,320	616,013
Kao Corp., ADR	29,108	857,231
Nestle S.A., ADR	15,152	957,758
Tesco PLC, ADR	52,841	854,967
Unilever PLC, ADR	26,502	967,853
		5,428,959
Energy - 11.2%
ENI SpA, ADR	18,350	804,464
Petroleo Brasileiro S.A., ADR	32,319	741,398
Royal Dutch Shell PLC, ADR	12,729	883,520
Total S.A., ADR	15,421	772,592
		3,201,974
Financials - 8.5%
Allianz SE, ADR	49,779	590,877
AXA S.A., ADR	29,297	436,525
HSBC Holdings PLC, ADR	16,778	779,506
Mitsubishi UFJ Financial Group Inc., ADR	136,546	634,939
		2,441,847
Health Care - 16.1%
GlaxoSmithKline PLC, ADR	19,626	907,506
Novartis AG, ADR	20,642	1,264,529
Roche Holding AG, ADR	19,815	931,107
Sanofi, ADR	22,825	982,845
Teva Pharmaceutical Industries Ltd., ADR	13,289	550,297
		4,636,284
Industrials - 7.3%
ABB Ltd.-Spon, ADR	37,140	694,518
Schneider Electric S.A., ADR	59,660	705,778
Secom Co. Ltd., ADR	54,200	702,974
		2,103,270
Information Technology - 9.0%
Canon Inc., ADR	18,005	576,340
Infosys Ltd.-Sp, ADR	11,907	577,966
SAP AG, ADR	12,675	904,108
Telefonaktiebolaget LM Ericsson, ADR	58,826	537,081
		2,595,495
Materials - 12.3%
Akzo Nobel NV, ADR	42,106	792,435
BHP Billiton Ltd.-Spon, ADR	8,736	599,377
CRH PLC, ADR	32,551	624,979
Givaudan S.A., ADR	34,911	666,102
Syngenta AG, ADR	11,318	847,152
		3,530,045
Telecommunication Services - 3.9%
France Telecom S.A., ADR	42,241	516,185
NTT DoCoMo Inc., ADR	37,045	598,647
		1,114,832
Total Common Stock
(Cost $26,676,385)		26,947,788

Repurchase Agreement - 5.9%
With U.S. Bank National Association issued 9/28/12 at 0.01%, due
10/1/12, collateralized by $474,948 in Fannie Mae Pool #254725 due 5/1/33 and $1,247,495 Ginnie Mae Series GNR 2004-19
due 3/20/34. Proceeds at maturity are $1,688,680 (Cost $1,688,679)		1,688,679

TOTAL INVESTMENTS - 99.7% (Cost $28,365,064)		28,636,467
NET OTHER ASSETS AND LIABILITIES - 0.3%		99,312
TOTAL ASSETS - 100%		$ 28,735,779
*Non-income producing
ADR-American Depository Receipt
PLC-Public Limited Company

Madison Institutional Equity Option Fund – September 30, 2012
COMMON STOCK - 45.6%	Shares	Value (Note 1)
Consumer Discretionary - 2.4%
Best Buy Co. Inc.	4,000	$ 68,760

Energy - 6.1%
Apache Corp.	1,000	86,470
Canadian Natural Resources Ltd.	3,000	92,370
		178,840
Financials - 16.6%
Bank of America Corp.	15,000	132,450
Goldman Sachs Group Inc.	1,200	136,416
Morgan Stanley	3,000	50,220
State Street Corp.	3,900	163,644
		482,730
Health Care - 11.4%
Community Health Systems Inc.*	2,500	72,850
Mylan Inc.*	5,500	134,200
Teva Pharmaceutical Industries Ltd., ADR	3,000	124,230
		331,280
Information Technology - 9.1%
Cisco Systems Inc.	5,000	95,450
FLIR Systems Inc.	5,000	99,875
Hewlett-Packard Co.	4,000	68,240
		263,565

Total Common Stock (Cost $1,638,635)		1,325,175

Repurchase Agreement - 54.5%
With U.S. Bank National Association issued 09/28/12 at 0.01%, due
10/01/12, collateralized by $446,254.43 in (Fannie Mae Pool #254725)
due 05/01/33 and $1,172,128.92 in Ginnie Mae Series GNR 2004-19
due 03/20/34. Proceeds at maturity are $1,586,659.70 (Cost $1,586,658)		1,586,658

TOTAL INVESTMENTS - 100.1% (Cost $3,225,293)		2,911,833
NET OTHER ASSETS AND LIABILITIES - (0.1%)		(1,699)
TOTAL ASSETS - 100%		$ 2,910,134
*Non-income producing
ADR-American Depository Receipt

Notes to Quarterly Holdings Report

1. Portfolio Valuation: Securities traded on a national securities exchange are valued at their closing sale price except for securities traded on NASDAQ which are valued at the NASDAQ official closing price ("NOCP").  Repurchase agreements and other securities having maturities of 60 days or less are valued at amortized cost, which approximates market value.  Securities having longer maturities, for which quotations are readily available, are valued at the mean between their closing bid and ask prices.  Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures approved by the Board of Trustees.

Each fund has adopted the Financial Accounting Standards Board (“FASB”) applicable guidance on fair value measurements.  Fair value is defined as the price that each fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data “inputs” and minimize the use of unobservable “inputs” and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 – unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rate volatilities, prepayment speeds, credit risk, benchmark yields, transactions, bids, offers, new issues, spreads and other relationships observed in the markets among comparable securities, underlying equity of the issuer; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The valuation techniques used by the funds to measure fair value for the period ended September 30, 2012 maximized the use of observable inputs and minimized the use of unobservable inputs.  As of September 30, 2012, none of the funds held securities deemed as a Level 3.

The following is a summary of the inputs used as of September 30, 2012 in valuing the funds’ investments carried at fair value:
Value at
Fund	(Level 1)	(Level 2)	(Level 3)	9/30/2012
Investors Fund
Common Stocks	$ 34,632,219	$ -	$ -	$ 34,632,219
Repurchase Agreement		2,291,926		2,291,926
	$ 34,632,219	$ 2,291,926	$ -	$ 36,924,145
Mid-Cap Fund
Common Stocks	$ 164,814,643	$ -	$ -	$ 164,814,643
Repurchase Agreement		12,081,631		12,081,631
	$ 164,814,643	$ 12,081,631	$ -	$ 176,896,274
Disciplined Equity Fund
Common Stocks	$ 150,803,198	$ -	$ -	$ 150,803,198
Repurchase Agreement		5,806,829		5,806,829
	$ 150,803,198	$ 5,806,829	$ -	$ 156,610,027
Dividend Income Fund
Common Stocks	$ 12,686,943	$ -	$ -	$ 12,686,943
Repurchase Agreement		836,369		836,369
	$ 12,686,943	$ 836,369	$ -	$ 13,523,312
NorthRoad International Fund
Common Stocks	$ 26,947,788	$ -	$ -	$ 26,947,788
Repurchase Agreement		1,688,679		1,688,679
	$ 26,947,788	$ 1,688,679	$ -	$ 28,636,467
Madison Institutional Equity Option Fund
Common Stocks	$ 1,325,175	$ -	$ -	$ 1,325,175
Repurchase Agreement		1,586,658		1,586,658
	$ 1,325,175	$ 1,586,658	$ -	$ 2,911,833

In May 2011, FASB issued ASU 2011-04, modifying Topic 820, Fair Value Measurements and Disclosures.  At the same time, the International Accounting Standards Board (“IASB”) issued International Financial Reporting Standard (“IFRS”) 13, Fair Value Measurement.  The objective by the FASB and IASB is convergence of their guidance on fair value measurements and disclosures.  The effective date of the ASU is for Interim and annual periods beginning after December 15, 2011.  The Funds have adopted the disclosures required by this update.

In December 2011, the International Accounting Standards Board (IASB) and the FASB issued ASU 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. The Investment Adviser  is currently evaluating the implications of ASU 2011-11 and its impact on financial statements disclosures.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

2. Discussion of Risks:  Please see the most current version of the Fund's prospectus for a discussion of risks associated with investing in the Funds.    Although the Investment Adviser seeks to appropriately address and manage the risks identified and disclosed to you in connection with the management of the securities in the Funds, you should understand that the very nature of the securities markets includes the possibility that there are additional risks of which we are not aware.  We certainly seek to identify all applicable risks and then appropriately address them, take appropriate action to reasonably manage them and, of course, to make you aware of them so you can determine if they exceed your risk tolerance.  Nevertheless, the often volatile nature of the securities markets and the global economy in which we work suggests that the risk of the unknown is something you must consider in connection with your investments in securities.  Unforeseen events have the potential to upset the best laid plans of man, and could, under certain circumstances produce the material loss of the value of some or all of the securities we manage for you in the Funds.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer determined that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act") are effective, based on their evaluation of these controls and procedures within 90 days of the date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act.  There were no significant changes in the Trust's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation. The officers identified no significant deficiencies or material weaknesses.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Mosaic Equity Trust

By: (signature)

W. Richard Mason, CCO and Assistant Secretary

Date: November 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: (signature)

Katherine L. Frank, Principal Executive Officer

Date:  November 21, 2012

By:  (signature)

Greg Hoppe, Principal Financial Officer

Date: November 21, 2012